Financial investments	3 Months Ended
Mar. 31, 2021
Financial investments [Abstract]
Financial investments
Note 8. - Financial investments

The detail of Non-current and Current financial investments as of March 31, 2021 and December 31, 2020 is as follows:

	Balance as of March 31, 2021	Balance as of December 31, 2020
	($ in thousands)
Fair Value through OCI (Investment in Ten West link)	14,459	12,896
Fair Value through Profit and Loss (Investment in Rioglass)	-	2,687
Derivative assets (Note 9)	2,093	1,099
Other receivable accounts at amortized cost	67,868	73,072
Total non-current financial investments	84,420	89,754
Contracted concessional financial assets	178,601	178,198
Derivative assets (Note 9)	1,236	460
Other receivable accounts at amortized cost	16,916	21,426
Total current financial investments	196,753	200,084

Investment in Ten West Link is a 12.5% interest in a 114-mile transmission line in the United States.

Investment in Rioglass corresponded to a 15.12% equity interest in Rioglass as of December 31, 2020. The Company gained control over Rioglass on January 8, 2021, and the business is classified as discontinued operations held for sale in these consolidated condensed interim financial statements as of March 31, 2021 (Note 5).